Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		6 Months Ended
	Aug. 03, 2016	Jul. 27, 2016	Jul. 25, 2016	Jun. 30, 2016
July 6, 2016 declared dividend for the second quarter
Dividends payable, per share				$ 0.29
Date of payment of dividends				Aug. 17, 2016
Dividends date of record				Aug. 03, 2016
July 6, 2016 declared cash dividend Series B
Dividends Payable				$ 953
Dividends payable, per share				$ 0.476563
Date of payment of dividends				Jul. 15, 2016
Dividends date of record				Jul. 14, 2016
July 6, 2016 declared cash dividend Series C
Dividends Payable				$ 2,125
Dividends payable, per share				$ 0.531250
Date of payment of dividends				Jul. 15, 2016
Dividends date of record				Jul. 14, 2016
July 6, 2016 declared cash dividend Series D
Dividends Payable				$ 2,188
Dividends payable, per share				$ 0.546875
Date of payment of dividends				Jul. 15, 2016
Dividends date of record				Jul. 14, 2016
Karmen
Sale of vessel for scrap			$ 3,953
Loss from sale of vessel			$ 4,200
Disposal Date			Aug. 05, 2016
Beardmore Maritime Co. [Member]
Payment for equity in Hull	$ 4,009
July 6, 2016 and July 15, 2016 Sale And Leaseback Transaction [Member]
Capital lease obligation				$ 151,848
Termination of interest rate swap				$ 10,697
Ainsley maritime Co. and Ambrose maritime Co. [Member]
Payment for equity in Hull		$ 4,332